Trade and other receivables - Schedule of Trade Receivables Not Past Due and Accrued Income (Detail) - GBP (£) £ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Trade And Other Receivables [Line Items]
Accrued income	£ 57	£ 34	£ 777
Not past due
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables not past due	903	1,229	1,251
Consumer
Disclosure Of Trade And Other Receivables [Line Items]
Accrued income	1	32	0
Consumer | Not past due
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables not past due	353	457	0
Enterprise
Disclosure Of Trade And Other Receivables [Line Items]
Accrued income	3	2	0
Enterprise | Not past due
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables not past due	139	274	0
Global
Disclosure Of Trade And Other Receivables [Line Items]
Accrued income	0	0	222
Global | Not past due
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables not past due	409	498	477
Openreach
Disclosure Of Trade And Other Receivables [Line Items]
Accrued income	51	0	67
Openreach | Not past due
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables not past due	0	0	61
BT Consumer
Disclosure Of Trade And Other Receivables [Line Items]
Accrued income	0	0	86
BT Consumer | Not past due
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables not past due	0	0	157
EE
Disclosure Of Trade And Other Receivables [Line Items]
Accrued income	0	0	122
EE | Not past due
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables not past due	0	0	206
Business and Public Sector
Disclosure Of Trade And Other Receivables [Line Items]
Accrued income	0	0	134
Business and Public Sector | Not past due
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables not past due	0	0	253
Wholesale and Ventures
Disclosure Of Trade And Other Receivables [Line Items]
Accrued income	0	0	145
Wholesale and Ventures | Not past due
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables not past due	0	0	92
Other
Disclosure Of Trade And Other Receivables [Line Items]
Accrued income	2	0	1
Other | Not past due
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables not past due	£ 2	£ 0	£ 5